Columbia Variable Portfolio – Seligman Global Technology Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Germany 0.5%
TeamViewer SE(a)	85,368	1,089,934
Israel 0.5%
CyberArk Software Ltd.(a)	3,729	1,087,414
Japan 1.9%
Renesas Electronics Corp.	212,800	3,088,296
Sumco Corp.	63,000	681,404
Total		3,769,700
Netherlands 1.6%
NXP Semiconductors NV	12,918	3,100,449
Singapore 0.5%
Kulicke & Soffa Industries, Inc.	21,009	948,136
Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,400	937,818
United States 93.1%
Adeia, Inc.	113,319	1,349,629
Advanced Energy Industries, Inc.	22,671	2,385,896
Alphabet, Inc., Class A	43,898	7,280,483
Alphabet, Inc., Class C	18,427	3,080,810
Amazon.com, Inc.(a)	23,700	4,416,021
Amdocs Ltd.	12,100	1,058,508
Analog Devices, Inc.	6,185	1,423,601
ANSYS, Inc.(a)	2,700	860,301
Apple, Inc.	41,211	9,602,163
Applied Materials, Inc.	28,470	5,752,364
Arista Networks, Inc.(a)	5,435	2,086,062
Block, Inc., Class A(a)	14,950	1,003,594
Bloom Energy Corp., Class A(a)	375,112	3,961,183
Broadcom, Inc.	62,213	10,731,743
Cisco Systems, Inc.	41,700	2,219,274
Comcast Corp., Class A	65,688	2,743,788
Coursera, Inc.(a)	1,700	13,498
Crown Castle, Inc.	20,653	2,450,065
DocuSign, Inc.(a)	8,100	502,929
Dropbox, Inc., Class A(a)	156,420	3,977,761
eBay, Inc.	95,302	6,205,113
Common Stocks (continued)
Issuer	Shares	Value ($)
F5, Inc.(a)	13,617	2,998,463
Fiserv, Inc.(a)	7,470	1,341,986
Five9, Inc.(a)	21,100	606,203
Fiverr International Ltd.(a)	14,800	382,876
Gen Digital, Inc.	179,229	4,916,251
Global Payments, Inc.	53,295	5,458,474
GoDaddy, Inc., Class A(a)	28,918	4,533,764
Hewlett Packard Enterprise Co.	67,500	1,381,050
Juniper Networks, Inc.	14,500	565,210
Lam Research Corp.	10,213	8,334,625
Lumentum Holdings, Inc.(a)	11,165	707,638
Lyft, Inc., Class A(a)	101,400	1,292,850
Marvell Technology, Inc.	51,836	3,738,412
Match Group, Inc.(a)	69,793	2,640,967
Meta Platforms, Inc., Class A	9,750	5,581,290
Microsoft Corp.	21,466	9,236,820
NetApp, Inc.	31,748	3,921,195
NVIDIA Corp.	88,280	10,720,723
ON Semiconductor Corp.(a)	46,825	3,399,963
Oracle Corp.	35,249	6,006,430
Palo Alto Networks, Inc.(a)	5,820	1,989,276
Pinterest, Inc., Class A(a)	34,060	1,102,522
Qorvo, Inc.(a)	5,721	590,979
RingCentral, Inc., Class A(a)	64,078	2,026,787
Salesforce, Inc.	9,308	2,547,693
Semtech Corp.(a)	46,773	2,135,655
Shift4 Payments, Inc., Class A(a)	14,808	1,311,989
Synaptics, Inc.(a)	39,536	3,067,203
Synopsys, Inc.(a)	5,197	2,631,709
Tenable Holdings, Inc.(a)	40,134	1,626,230
Teradyne, Inc.	27,711	3,711,334
TripAdvisor, Inc.(a)	36,900	534,681
Varonis Systems, Inc.(a)	16,400	926,600
Verint Systems, Inc.(a)	2,093	53,016
Visa, Inc., Class A	16,035	4,408,823
Walt Disney Co. (The)	7,400	711,806

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	53,644	3,663,349
Total		183,909,628
Total Common Stocks (Cost $139,951,771)		194,843,079

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	2,304,052	2,303,822
Total Money Market Funds (Cost $2,303,593)		2,303,822
Total Investments in Securities (Cost $142,255,364)		197,146,901
Other Assets & Liabilities, Net		371,636
Net Assets		$197,518,537
At September 30, 2024, securities and/or cash totaling $2,413,238 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Analog Devices, Inc.	Morgan Stanley	USD	(828,612)	(36)	260.00	12/20/2024	(36,194)	(13,320)
Crown Castle, Inc.	Morgan Stanley	USD	(605,013)	(51)	125.00	10/18/2024	(3,561)	(4,080)
Crown Castle, Inc.	Morgan Stanley	USD	(415,205)	(35)	120.00	10/18/2024	(3,500)	(8,663)
GoDaddy, Inc.	Morgan Stanley	USD	(564,408)	(36)	160.00	11/15/2024	(20,624)	(21,420)
Total							(63,879)	(47,483)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	7,580,669	47,634,956	(52,911,828)	25	2,303,822	56	203,732	2,304,052
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2024 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2024

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3QT7072_12_C01_(11/24)